Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.0%
HEICO Corp.	76,931	$ 25,141,051
		$ 25,141,051
Beverages — 1.5%
Coca-Cola Co.(1)	557,999	$ 37,882,552
		$ 37,882,552
Biotechnology — 1.6%
AbbVie, Inc.(1)	205,941	$ 38,926,968
		$ 38,926,968
Broadline Retail — 5.4%
Amazon.com, Inc.(1)(2)	561,355	$ 131,418,819
		$ 131,418,819
Building Products — 1.1%
Carrier Global Corp.	375,649	$ 25,777,034
		$ 25,777,034
Capital Markets — 5.1%
Blue Owl Capital, Inc.	1,069,523	$ 20,695,270
Intercontinental Exchange, Inc.(1)	249,500	46,115,085
S&P Global, Inc.(1)	58,570	32,277,927
Tradeweb Markets, Inc., Class A(1)	180,224	24,970,035
		$ 124,058,317
Chemicals — 1.0%
Linde PLC(1)	55,243	$ 25,426,143
		$ 25,426,143
Commercial Services & Supplies — 1.0%
Waste Connections, Inc.	133,208	$ 24,865,937
		$ 24,865,937
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.(1)(2)	237,341	$ 25,134,412
Walmart, Inc.(1)	430,327	42,163,439
		$ 67,297,851
Electrical Equipment — 2.5%
AMETEK, Inc.(1)	147,638	$ 27,290,884
Security	Shares	Value
Electrical Equipment (continued)
Eaton Corp. PLC	86,493	$ 33,275,587
		$ 60,566,471
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	146,138	$ 15,565,158
		$ 15,565,158
Entertainment — 3.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)(2)	375,770	$ 37,708,519
Netflix, Inc.(1)(2)	38,464	44,595,162
Spotify Technology SA(2)	19,679	12,329,681
		$ 94,633,362
Financial Services — 5.7%
Mr. Cooper Group, Inc.(1)(2)	250,744	$ 39,045,856
Shift4 Payments, Inc., Class A(1)(2)	395,394	40,725,582
Visa, Inc., Class A(1)	170,077	58,756,501
		$ 138,527,939
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories(1)	233,987	$ 29,526,820
Edwards Lifesciences Corp.(2)	292,852	23,226,092
		$ 52,752,912
Health Care Providers & Services — 2.0%
Humana, Inc.	58,171	$ 14,535,188
McKesson Corp.	31,582	21,903,380
Quest Diagnostics, Inc.	77,564	12,984,989
		$ 49,423,557
Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc.	3,892	$ 21,421,801
Flutter Entertainment PLC(1)(2)	121,115	36,608,220
Marriott International, Inc., Class A	93,918	24,778,386
		$ 82,808,407
Insurance — 2.1%
Allstate Corp.(1)	148,378	$ 30,157,828
Arthur J. Gallagher & Co.	74,450	21,385,763
		$ 51,543,591
Interactive Media & Services — 8.1%
Alphabet, Inc., Class C(1)	482,517	$ 93,058,229
Meta Platforms, Inc., Class A(1)	133,976	103,622,397
		$ 196,680,626

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 0.5%
Gartner, Inc.(2)	37,984	$ 12,863,282
		$ 12,863,282
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	30,387	$ 14,211,392
		$ 14,211,392
Machinery — 0.8%
Parker-Hannifin Corp.	25,912	$ 18,964,993
		$ 18,964,993
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips(1)	357,167	$ 34,052,302
EQT Corp.	498,015	26,768,306
		$ 60,820,608
Pharmaceuticals — 1.8%
Eli Lilly & Co.(1)	58,692	$ 43,436,188
		$ 43,436,188
Professional Services — 3.9%
Automatic Data Processing, Inc.(1)	90,098	$ 27,885,331
Booz Allen Hamilton Holding Corp.	219,524	23,561,511
TransUnion(1)	472,682	44,994,600
		$ 96,441,442
Real Estate Management & Development — 2.1%
CoStar Group, Inc.(2)	310,151	$ 29,523,274
FirstService Corp.	115,741	22,826,440
		$ 52,349,714
Semiconductors & Semiconductor Equipment — 15.7%
Analog Devices, Inc.(1)	130,817	$ 29,385,423
Broadcom, Inc.(1)	305,710	89,787,027
Lam Research Corp.(1)	453,867	43,044,746
NVIDIA Corp.(1)	1,235,365	219,734,373
		$ 381,951,569
Software — 13.1%
Fair Isaac Corp.(2)	19,275	$ 27,692,778
Security	Shares	Value
Software (continued)
Microsoft Corp.(1)	435,034	$ 232,090,639
Palo Alto Networks, Inc.(2)	143,407	24,895,455
Synopsys, Inc.(2)	55,275	35,015,055
		$ 319,693,927
Specialty Retail — 2.3%
Burlington Stores, Inc.(2)	102,020	$ 27,847,379
TJX Cos., Inc.	219,805	27,372,317
		$ 55,219,696
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.(1)	653,717	$ 135,692,037
		$ 135,692,037
Total Common Stocks (identified cost $1,249,266,898)		$2,434,941,543

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(3)	7,843,882	$ 7,843,882
Total Short-Term Investments (identified cost $7,843,882)		$ 7,843,882
Total Investments — 100.2% (identified cost $1,257,110,780)		$2,442,785,425
Total Written Call Options — (0.4)% (premiums received $10,921,516)		$ (9,277,747)
Other Assets, Less Liabilities — 0.2%		$ 5,142,243
Net Assets — 100.0%		$2,438,649,921
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	153	$96,992,667	$6,300	8/1/25	$ (772,650)
S&P 500 Index	152	96,358,728	6,350	8/4/25	(432,896)
S&P 500 Index	152	96,358,728	6,350	8/6/25	(608,000)
S&P 500 Index	153	96,992,667	6,350	8/8/25	(677,790)
S&P 500 Index	152	96,358,728	6,320	8/11/25	(1,171,008)
S&P 500 Index	152	96,358,728	6,310	8/13/25	(1,310,544)
S&P 500 Index	151	95,724,789	6,370	8/15/25	(846,959)
S&P 500 Index	151	95,724,789	6,400	8/18/25	(805,585)
S&P 500 Index	151	95,724,789	6,400	8/20/25	(784,596)
S&P 500 Index	151	95,724,789	6,450	8/22/25	(503,434)
S&P 500 Index	151	95,724,789	6,475	8/25/25	(674,215)
S&P 500 Index	151	95,724,789	6,450	8/27/25	(690,070)
Total					$(9,277,747)
At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
 At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,843,882, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,137,477	$325,154,759	$(320,448,354)	$ —	$ —	$7,843,882	$335,825	7,843,882
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,434,941,543*	$ —	$ —	$2,434,941,543
Short-Term Investments	7,843,882	—	—	7,843,882
Total Investments	$2,442,785,425	$ —	$ —	$2,442,785,425
Liability Description
Written Call Options	$ (9,277,747)	$ —	$ —	$ (9,277,747)
Total	$ (9,277,747)	$ —	$ —	$ (9,277,747)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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